Employee stock incentive plans (Details Textual) - INR (₨)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
DRL Two Thousand Eighteen Plan [Member]
Employee stock incentive plan [Line Items]
Employee Stock Option Treasury Shares Purchased	575,201
Value Of Stock Purchased	₨ 1,967
Equity Shared payment Settled [Member]
Employee stock incentive plan [Line Items]
Requisite period for recognition of expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	1.95 years	1.93 years
Employees Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	₨ 612	₨ 515
Equity Shared payment Settled [Member] | DRL Two Thousand Eighteen Plan [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	1,255	994
Intrinsic Value of Options exercised	165	₨ 0.35
Intrinsic Value of Options outstanding	563
Intrinsic Value of Options Exercisable	₨ 104
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	₨ 4,609	₨ 2,914
Cash Settled Share-based Payment [Member]
Employee stock incentive plan [Line Items]
Requisite period for recognition of expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	1.88 years	1.93 years
Employees Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	₨ 126	₨ 97
DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant	1,530,779
Categories A [Member] | DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	₨ 1,255	993
Intrinsic Value of Options exercised	28
Intrinsic Value of Options outstanding	466
Intrinsic Value of Options Exercisable	₨ 120
Number of instruments in share based payment arrangement available for grant	382,695
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	₨ 4,506
Categories B [Member] | DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	₨ 3,631	2,747
Intrinsic Value of Options exercised	182	₨ 93
Intrinsic Value of Options outstanding	641
Intrinsic Value of Options Exercisable	₨ 69
Par value of underlying equity shares	₨ 5
Number of instruments in share based payment arrangement available for grant	1,148,084
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	₨ 4,334	₨ 2,757
DRL 2002 Plan [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	₨ 3,677	₨ 2,746
Intrinsic Value of Options exercised	328	₨ 193
Intrinsic Value of Options outstanding	980
Intrinsic Value of Options Exercisable	₨ 208
Number of instruments in share based payment arrangement available for grant	2,295,478
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	₨ 4,565	₨ 2,681
DRL 2002 Plan [Member] | Categories A [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant	300,000
DRL 2002 Plan [Member] | Categories B [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant	1,995,478